CONCENTRATIONS	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
CONCENTRATIONS

22. CONCENTRATIONS

For the year ended December 31, 2021, 2020 and 2019, no customer accounted for greater than 10% of revenue. For the year ended December 31, 2021, 2020, and 2019, the Company’s top five customers accounted for 19%, 25% and 24% of the Company’s revenues, respectively.

The Company’s top five accounts receivable accounted for 19% and 25% of accounts receivable as of December 31, 2021 and 2020, respectively. No customer each accounted for greater than 10% or more of accounts receivable as of December 31, 2021 and 2020.

For the year ended December 31, 2021, 2020 and 2019, approximately 69%, 62% and 97%, respectively, of total inventory purchases were from five unrelated suppliers. Three suppliers each accounted for greater than 10% of total inventory purchases in 2021, three and two suppliers each accounted for greater than 10% of total inventory purchases in 2020 and 2019.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS